UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     October 22, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $377,524 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAUER EDDIE HLDGS INC          COM              071625107      187    21773 SH       Sole                    21773        0        0
BAUSCH & LOMB INC              COM              071707103    37255   582107 SH       Sole                   582107        0        0
FREIGHTCAR AMER INC            COM              357023100     4550   119115 SH       Sole                   119115        0        0
GREY WOLF INC                  COM              397888108     5157   787300 SH       Sole                   787300        0        0
HAWAIIAN HOLDINGS INC          COM              419879101    14923  3407065 SH       Sole                  3407065        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    45466  1739988 SH       Sole                  1739988        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     8842  2210531 SH       Sole                  2210531        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    11881   292788 SH       Sole                   292788        0        0
MAIR HOLDINGS INC              COM              560635104     5230   881877 SH       Sole                   881877        0        0
MIRANT CORP NEW                COM              60467r100    26686   655990 SH       Sole                   655990        0        0
NORTHWEST AIRLS CORP           COM              667280408    45244  2541798 SH       Sole                  2541798        0        0
SCHIFF NUTRITION INTL INC      COM              806693107      114    19000 SH       Sole                    19000        0        0
SILICON GRAPHICS INC           COM NEW          827056300     1736    87881 SH       Sole                    87881        0        0
STONE ENERGY CORP              COM              861642106    10095   252300 SH       Sole                   252300        0        0
TRIBUNE CO NEW                 COM              896047107    23826   872100 SH       Sole                   872100        0        0
TRICO MARINE SERVICES INC      COM NEW          896106200     3202   107455 SH       Sole                   107455        0        0
UAL CORP                       COM NEW          902549807     4099    88100 SH       Sole                    88100        0        0
VAALCO ENERGY INC              COM NEW          91851c201     1800   393920 SH       Sole                   393920        0        0
VERIZON COMMUNICATIONS         COM              92343v104    35762   807623 SH       Sole                   807623        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    73051   831917 SH       Sole                   831917        0        0
WINN DIXIE STORES INC          COM NEW          974280307    18418   983885 SH       Sole                   983885        0        0